Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2013
Summary of Significant Accounting Policies
Schedule of accounts receivable reserves

	2013	2012
Allowance for sales returns	$13,549	$10,360
Promotional program incentive allowances	82,827	71,845
Allowance for doubtful accounts	2,472	5,244

	$98,848	$87,449